Income tax (Summary of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax
Profit before tax	$ 48,651	$ 242,171	$ 214,509
Income tax calculated at domestic tax rates applicable to Profit in the respective countries (mainly Colombia)	(26,540)	(127,804)	(123,202)
Tax losses where no deferred income tax benefit is recognized	(10,224)	(3,912)	(6,918)
Effect of currency translation on tax base	23,714	(21,252)	36,691
Changes in the income tax rate	402	10,324	(8,853)
Write-down of deferred income tax benefits previously recognized	(878)	(2,371)	(3,895)
Previously unrecognized tax losses	9,444	0	632
Income tax on dividends	1,965	(1,335)	(2,595)
Non-taxable results	3,133	558	4,699
Income tax	$ 1,016	$ (145,792)	$ (103,441)